Equity - contributed equity	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Equity - contributed equity
Note 18. Equity - contributed equity

	2025	2024	2023	2025	2024	2023
	Shares	Shares	Shares	A$‘000	A$‘000	A$‘000

Ordinary shares - fully paid	809,418,734	332,850,784	228,029,114	123,046	101,638	97,452

Movements in ordinary share capital

Details	Date	Shares	Issue price	A$

Balance	1 July 2022	138,755,376		84,480,249
ATM issue of shares No. 8	7 July 2022	573,370	$0.71	407,201
ATM issue of shares No. 9	8 August 2022	8,561,490	$0.33	2,839,346
ATM issue of shares No. 10	9 August 2022	10,000	$0.27	2,723
ATM issue of shares No. 11	10 August 2022	158,020	$0.25	38,949
ATM issue of shares No. 12	11 August 2022	330,960	$0.24	79,868
ATM issue of shares No. 13	12 August 2022	1,247,440	$0.25	308,050
ATM issue of shares No. 14	12 September 2022	651,030	$0.22	143,964
ATM issue of shares No. 15	13 September 2022	28,350	$0.22	6,200
Shares issued to Scientific Advisory Board	14 September 2022	60,000	$0.21	12,600
ATM issue of shares No. 16	7 October 2022	736,760	$0.18	131,797
ATM issue of shares No. 17	28 October 2022	12,296,180	$0.19	2,293,288
ATM issue of shares No. 18	11 January 2023	20,000	$0.14	2,761
Professional and sophisticated investors placement - 1st tranche	16 January 2023	25,387,018	$0.11	2,792,572
Professional and sophisticated investors placement - 2nd tranche	28 February 2023	15,522,075	$0.11	1,707,428
Share Placement Plan	3 March 2023	23,691,045	$0.11	2,606,000
Less: share issue transaction costs				(400,750)

Balance	30 June 2023	228,029,114		97,452,246

Balance	01 July 2023	228,029,114		97,452,246
ATM issue of shares No. 19	06 July 2023	8,148,140	$0.19	1,512,523
ATM issue of shares No. 20	07 July 2023	157,120	$0.16	25,877
ATM issue of shares No. 21	03 August 2023	15,000	$0.17	2,519
ATM issue of shares No. 22	29 November 2023	1,066,070	$0.10	107,268
Registered Direct Offering	05 December 2023	26,200,000	$—	—
ATM issue of shares No. 23	13 February 2024	25,910	$0.05	1,207
ATM issue of shares No. 24	14 February 2024	319,650	$0.05	14,834
ATM issue of shares No. 25	15 February 2024	2,195,980	$0.05	102,825
ATM issue of shares No. 26	16 February 2024	205,260	$0.06	12,597
Armistice warrants	21 February 2024	18,244,450	$0.05	892,655
ATM issue of shares No. 27	21 February 2024	8,626,580	$0.06	513,584
ATM issue of shares No. 28	22 February 2024	316,540	$0.05	14,584
ATM issue of shares No. 29	23 February 2024	304,860	$0.05	14,147
ATM issue of shares No. 30	26 February 2024	250,000	$0.05	11,502
ATM issue of shares No. 31	01 May 2024	2,112,560	$0.05	100,961
ATM issue of shares No. 32	02 May 2024	375,410	$0.05	17,147
ATM issue of shares No. 33	03 May 2024	288,900	$0.05	13,544
ATM issue of shares No. 34	07 May 2024	790,100	$0.05	36,024

ATM issue of shares No. 35	10 May 2024	20,000	$0.05	910
ATM issue of shares No. 36	16 May 2024	242,170	$0.05	10,891
Repayment of promissory note	19 June 2024	5,916,970	$0.06	380,223
Equity line of credit	24 June 2024	29,000,000	$0.03	776,264
Less: share issue transaction costs				(376,573)

Balance	30 June 2024	332,850,784		101,637,758

Balance	30 June 2024	332,850,784		101,637,758
Conversion of Warrants exercised	11 July 2024	—	$—	6,459,830
Cancellation of convertible note shares	02 July 2024	(5,916,970)	$—	(380,224)
ATM issue of shares No. 37	12 July 2024	14,400,000	$0.15	2,209,677
Alumni warrants shares issued	11 July 2024	25,786,480	$0.29	739,536
Armistice warrants shares issued	11 July 2024	11,000,000	$0.04	438,571
ATM issue of shares No. 38	15 July 2024	5,488,230	$0.14	792,915
ATM issue of shares No. 39	16 July 2024	4,177,340	$0.11	449,260
Alumni Equity Line of Credit	18 July 2024	15,000,000	$0.05	816,373
ATM issue of shares No. 40	09 August 2024	2,061,820	$0.06	128,633
ATM issue of shares No. 41	13 August 2024	408,270	$0.06	26,172
ATM issue of shares No. 42	14 August 2024	2,283,350	$0.06	140,884
ATM issue of shares No. 43	15 August 2024	8,660	$0.06	525
ATM issue of shares No. 44	28 August 2024	5,250,000	$0.06	323,403
ATM issue of shares No. 45	29 August 2024	308,700	$0.06	18,242
ATM issue of shares No. 46	03 September 2024	3,000,000	$0.06	184,690
ATM issue of shares No. 47	04 September 2024	837,030	$0.06	53,439
ATM issue of shares No. 48	13 September 2024	16,049,020	$0.06	889,682
ATM issue of shares No. 49	14 September 2024	2,503,820	$0.05	130,741
ATM issue of shares No. 50	25 November 2024	442,400	$0.09	39,420
ATM issue of shares No. 51	26 November 2024	185,100	$0.09	16,312
Alumni Equity Line of Credit	09 December 2024	15,000,000	$0.05	804,869
ATM issue of shares No. 52	27 November 2024	262,200	$0.08	22,239
ATM issue of shares No. 53	29 November 2024	896,700	$0.09	76,970
ATM issue of shares No. 54	02 December 2024	364,700	$0.08	29,832
ATM issue of shares No. 55	03 December 2024	2,926,100	$0.08	227,709
ATM issue of shares No. 56	04 December 2024	403,300	$0.08	31,753
ATM issue of shares No. 57	05 December 2024	460,800	$0.08	36,011
ATM issue of shares No. 58	10 December 2024	142,200	$0.07	9,463
ATM issue of shares No. 59	11 December 2024	522,100	$0.06	32,938
Alumni Equity Line of Credit	16 December 2024	20,000,000	$0.04	874,939
ATM issue of shares No. 60	17 December 2024	6,421,800	$0.06	382,576
ATM issue of shares No. 61	02 January 2025	4,000,000	$0.03	128,729
ATM issue of shares No. 62	03 January 2025	2,939,500	$0.03	85,921
ATM issue of shares No. 63	06 January 2025	10,668,100	$0.03	305,565
ATM issue of shares No. 64	07 January 2025	2,453,900	$0.03	70,828
Maxim Warrants exercised	30 January 2025	55,344,000	$0.02	988,042
Alumni Warrants exercised	30 January 2025	55,334,000	$0.02	987,797

Perishing Warrants exercised	30 January 2025	22,655,300	$0.02	404,432
Alumni Prefunded Warrants shares issued	30 January 2025	—	$—	127
Alumni Equity Line of Credit	11 February 2025	60,000,000	$0.02	917,450
Alumni Equity Line of Credit	06 May 2025	15,000,000	$0.01	141,489
Alumni Equity Line of Credit	06 June 2025	32,500,000	$0.02	504,043
Alumni Equity Line of Credit	12 June 2025	35,000,000	$0.03	979,179
Alumni Equity Line of Credit	18 June 2025	30,000,000	$0.02	599,674
Less: share issue transaction costs		—	$—	(712,515)

Balance	June 30, 2025	809,418,734		123,045,899

The ATM allows the Company to raise capital dynamically in the market, with no discount, no warrant coverage, and modest banking fees, allowing it to fund operations with minimal dilution to existing shareholders. An ATM with Oppenheimer & Co. Inc. (Oppenheimer) as sales agent was established in May 2022. Under the ATM, Kazia may offer and sell via Oppenheimer, in the form ofADSs, with each ADS representing 500 ordinary shares. Kazia entered into an Equity Distribution Agreement, dated as of 22 April 2022 (the “Sales Agreement”), with Oppenheimer, acting as sales agent for an initial capacity of US$35 million. On 4 September 2024, the Equity Distribution Agreement was amended to increase the aggregate offering price to US$50 million. During the year ended 30 June 2025 US$4,556,252 was drawn down from the ATM facility compared to US$1,656,016 for the year ended 30 June 2024.
During fiscal year 2024, Kazia entered into a purchase agreement (the “Purchase Agreement”) with Alumni Capital LP (“Alumni Capital”). Pursuant to the Purchase Agreement, the Company may sell to Alumni Capital up to an aggregate of $15,000,000, of ADSs from time to time during the term of the Purchase Agreement. During the fiscal year ended 30 June 2025, Kazia sold an aggregate amount of A$5,638,016 of ADSs under the Purchase Agreement compared to A$776,264 for the year ended 30 June 2024.
On 14 January 2025 the Company executed a direct offering with existing fundamental healthcare investor, Alumni Capital LP, of
1,333,333
of the Company’s ADSs (or ADS equivalents in lieu thereof), each ADS representing
100
ordinary shares of the Company, at a purchase price of US$
1.50
per ADS (or ADS equivalent in lieu thereof) and concurrent private placement of unregistered warrants to purchase up to an aggregate of
1,333,333
ADSs. The warrants will have an exercise price of US$
1.50
per ADS, will be immediately exercisable upon issuance, and will expire five and one-half
years from the date of issuance. Additionally, on 14 January 2025, Maxim (broker) received
40,000
warrants - ex price $
1.50
with an expiry of 14 July 2030. Further, Alumni Capital LP received
553,440
ADSs paying US$
1.50
per ADS for a total of US$
830,160
and received
779,893
pre-funded
warrants with an
ex-price
of US$
0.0001
paying US$
1.4999
per prefunded warrant for a total of US$
1,169,762.51
. All
779,893
warrants were exercised on 30 January 2025. After fees of $
140,000
. were paid, the Company received US$
1,860,000
.
Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorized capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Share
buy-back
There is no current
on-market
share
buy-back.
Capital risk management
The Consolidated Entity’s objectives when managing capital are to safeguard its ability to continue as a going concern so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.
Capital is regarded as total equity, as recognized in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.
The capital structure of the Consolidated Entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the Consolidated Entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.
The capital risk management policy remains unchanged from the prior year.